Share Purchase Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share Purchase Warrants
Schedule of share purchase warrants
	Number of warrants	Weighted average exercise price

Balance, December 31, 2020	166,517,918	-
Issued	-	-
Adjusted for triggered down-round provisions	-	-
Exercised	-	-
Expired	-	-
Balance, September 30, 2021	166,517,918	$-

	Number of warrants	Weighted average exercise price

Balance, January 1, 2019	3,899,673	$0.20
Issued	775,000	0.10
Expired	(147,059)	0.35
Balance, December 31, 2019	4,527,614	0.18
Issued	-	-
Adjusted for triggered down-round provisions	315,521,528	0.00
Exercised	(96,957,101)	0.00
Expired	(56,574,123)	0.00
Balance, December 31, 2020	166,517,918	$0.00

Schedule of share purchase warrants outstanding
Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.03	December 2, 2024
163,265,304	$0.00	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
166,517,918

Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.03	December 2, 2024
163,265,304	$0.00	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
166,517,918